Collaboration and licensing arrangement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaboration and Licensing Arrangements [Line Items]
Expenses related to agreement	$ 57,600	$ 72,121
Agreement with New Horizon
Collaboration and Licensing Arrangements [Line Items]
Fee as a percentage on gross margin			50.00%
Agreement initial term			5 years
Extended term of agreement			5 years